1. General information	12 Months Ended
Dec. 31, 2018
General Information
General information

History and development of the Company

edenor was organized on July 21, 1992 by Executive Order No. 714/92 in connection with the privatization and concession process of the distribution and sale of electric power carried out by SEGBA.

By means of an International Public Bidding, the PEN awarded 51% of the Company’s capital stock, represented by the Class "A" shares, to the bid made by EASA, the parent company of edenor at that time. The award as well as the transfer contract were approved on August 24, 1992 by Executive Order No. 1,507/92 of the PEN.

On September 1, 1992, EASA took over the operations of edenor

The corporate purpose of edenor is to engage in the distribution and sale of electricity within the concession area. Furthermore, among other activities, the Company may subscribe or acquire shares of other electricity distribution companies, subject to the approval of the regulatory agency, assign the use of the network to provide electricity transmission or other voice, data and image transmission services, and render advisory, training, maintenance, consulting, and management services and know-how related to the distribution of electricity both in Argentina and abroad. These activities may be conducted directly by edenor or through subsidiaries or related companies. In addition, the Company may act as trustee of trusts created under Argentine laws.

The Company’s economic and financial situation

One of the main milestone events in 2017 was the return to the regulatory framework, thanks to which the RTI and the new electricity rate schedules, which have been almost entirely implemented since February 2018, have materialized.

In that context, the Company’s Board of Directors is optimistic that the effects caused by the application of the aforementioned RTI will make it possible to gradually restore the Company’s economic and financial position; being confident that the new electricity rates will result in the Company’s operating once again under a regulatory framework with clear and precise rules, which will make it possible to not only cover the operation costs, afford the investment plans and meet debt interest payments, but also deal with the impact of the different variables that affect the Company’s business.

As of December 31, 2018, the Company’s comprehensive income amounts to a profit of $ 4.2 billion, whereas the working capital totals $ 7.3 billion– deficit-, which includes the amount owed to CAMMESA for $ 11.9 billion (principal plus interest accrued as of December 31, 2018).

The Company’s equity and negative working capital reflects the deteriorated financial and cash position the Company still has as a consequence of the Federal Government’s delay in the compliance with certain obligations under the Adjustment Agreement, which are contingent on specific negotiations and regulatory changes to be applied by the different governmental bodies. Additionally, the increase in operating costs during the fiscal year, as a consequence of the country’s macroeconomic context, made the Company intensify its efforts to be able to absorb them and comply with the execution of the investment plan and the carrying out of the essential operation and maintenance works necessary to maintain the provision of the public service, object of the concession, in a satisfactory manner in terms of quality and safety.

The issues pending resolution at the date of issuance of these financial statements are, among others, the following:

i)	the treatment to be given to the funds received from the Federal Government through the loans for consumption (mutuums) agreements entered into with CAMMESA for the fulfillment of the Extraordinary Investment Plan, granted to cover the insufficiency of the FOCEDE’s funds;

ii)	the conditions for the settlement of the balance outstanding with CAMMESA at the date of issuance of SEE Resolution No. 32/15;

iii)	the treatment to be given to the Penalties and Discounts determined by the ENRE under the terms of the Adjustment Agreement not complied with by the Federal Government, whose payment/crediting is pending.

In this regard, the Company and the Governmental Secretariat of Energy are negotiating the signing of an agreement for the regularization of the previously mentioned pending issues. All that within the framework of the transfer of Concession Holders to the jurisdiction of the Province and the City of Buenos Aires described in Note 2.h.